Provisions (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provisions [Line Items]
Beginning of year	$ 1,198,922,000
Changes in estimates and discont rates [Abstract]
Capitalized in property, plant and equipment	(54,020,000)
Recognized in earnings	(7,904,000)
Provisions used during the period	(19,542,000)
Unwinding of discount	21,445,000
Effect of movements in exchange rates	(2,527,000)
End of period	1,136,374,000
Current	46,365,000	$ 42,535,000
Non-current	1,090,009,000	1,156,387,000
Outstanding letters of credit facility	1,573,873,000	1,596,488,000
Reclamation [Member]
Provisions [Line Items]
Beginning of year	1,189,600,000
Changes in estimates and discont rates [Abstract]
Capitalized in property, plant and equipment	(54,020,000)
Recognized in earnings	(8,407,000)
Provisions used during the period	(19,024,000)
Unwinding of discount	21,347,000
Effect of movements in exchange rates	(2,527,000)
End of period	1,126,969,000
Current	45,013,000
Non-current	1,081,956,000
Estimated total future decommissioning and reclamation costs	$ 1,100,378,000	1,130,495,000
Description of period, majority of expenditures will occur after	2027
Outstanding letters of credit facility	$ 1,007,009,000	1,021,142,000
Reclamation [Member] | Uranium [Member]
Provisions [Line Items]
Beginning of year	937,992,000
Changes in estimates and discont rates [Abstract]
End of period	900,482,000
Reclamation [Member] | Fuel Services [Member]
Provisions [Line Items]
Beginning of year	251,608,000
Changes in estimates and discont rates [Abstract]
End of period	226,487,000
Waste Disposal [Member]
Provisions [Line Items]
Beginning of year	9,322,000
Changes in estimates and discont rates [Abstract]
Capitalized in property, plant and equipment	0
Recognized in earnings	503,000
Provisions used during the period	(518,000)
Unwinding of discount	98,000
Effect of movements in exchange rates	0
End of period	9,405,000
Current	1,352,000
Non-current	8,053,000
Waste Disposal [Member] | Fuel Services [Member]
Changes in estimates and discont rates [Abstract]
Estimated total future decommissioning and reclamation costs	$ 8,169,000	$ 8,044,000